Document and Entity Information	Feb. 02, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2021
Entity File Number	1-9852
Entity Registrant Name	CHASE CORPORATION
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	11-1797126
Entity Address, Address Line One	295 University Avenue
Entity Address, City or Town	Westwood
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	02090
City Area Code	781
Local Phone Number	332-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.10 par value
Trading Symbol	CCF
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000830524
Amendment Flag	false